Financial and capital risk management - Sensitivity Analysis - Exposure to Exchange Rates (Details) R$ in Thousands	12 Months Ended
	Jun. 30, 2023 BRL (R$) brazilianRealPerUSDollar	Mar. 01, 2023 brazilianRealPerUSDollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing foreign exchange rate | brazilianRealPerUSDollar		5.21
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expense on profit or loss, Scenario 1	R$ (51)
Expense on profit or loss, Scenario 2	681
Expense on profit or loss, Scenario 3	1,412
Currency risk | Net impacts on commercial operations
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expense on profit or loss, Scenario 1	(697)
Expense on profit or loss, Scenario 2	9,238
Expense on profit or loss, Scenario 3	R$ 19,172
Currency risk | Trade receivables | U. S. Dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing foreign exchange rate | brazilianRealPerUSDollar	4.7362
Expense on profit or loss, Scenario 1	R$ (3,692)
Expense on profit or loss, Scenario 2	48,980
Expense on profit or loss, Scenario 3	R$ 101,652
Currency risk | Trade payables | U. S. Dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing foreign exchange rate | brazilianRealPerUSDollar	4.7362
Expense on profit or loss, Scenario 1	R$ 5,747
Expense on profit or loss, Scenario 2	(76,243)
Expense on profit or loss, Scenario 3	R$ (158,233)
Currency risk | Borrowings | U. S. Dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing foreign exchange rate | brazilianRealPerUSDollar	4.7362
Expense on profit or loss, Scenario 1	R$ (2,752)
Expense on profit or loss, Scenario 2	36,501
Expense on profit or loss, Scenario 3	R$ 75,753
Currency risk | Derivative financial instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing foreign exchange rate | brazilianRealPerUSDollar	4.7362
Expense on profit or loss, Scenario 1	R$ 646
Expense on profit or loss, Scenario 2	(8,557)
Expense on profit or loss, Scenario 3	R$ (17,760)